Schedule of Other Assets (Details) - Jet Token, Inc. [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Aircraft Deposit			$ 350,000
Deposits	$ 58,361	73,226	13,714
Lease Maintenance Reserve	689,750	689,750	689,750
Lease Financing Costs			69,325
Total Other Assets	$ 748,111	$ 762,976	$ 1,122,789